Equity Offerings - Schedule of Equity Offerings (Parenthetical) (Detail)	0 Months Ended	6 Months Ended
	Jun. 27, 2014	Jun. 30, 2014
Equity [Abstract]
General Partner's proportional capital contribution, percentage	2.00%	2.00%